FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06378
                                   ---------

                       TEMPLETON DEVELOPING MARKETS TRUST
                  ------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (954) 527-7500
                                                      ----------------
Date of fiscal year end:   12/31
                          -------

Date of reporting period:   9/30/09
                           ---------

ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                               INDUSTRY                 SHARES            VALUE
                                                                   -------------------------------   ------------   ----------------
             COMMON STOCKS 88.3%
             ARGENTINA 0.4%
             Tenaris SA, ADR                                         Energy Equipment & Services          347,570   $     12,380,443
                                                                                                                    ----------------
             AUSTRIA 2.2%
             Erste Group Bank AG                                           Commercial Banks               307,550         13,742,279
(a)          IMMOEAST AG                                               Real Estate Management &
                                                                             Development                1,396,330          8,621,335
             OMV AG                                                  Oil, Gas & Consumable Fuels          739,394         29,825,428
             Raiffeisen International Bank Holding AG                      Commercial Banks                48,948          3,191,201
(a)          Wienerberger AG                                              Building Products               405,808          8,371,701
                                                                                                                    ----------------
                                                                                                                          63,751,944
                                                                                                                    ----------------
             BRAZIL 7.8%
             AES Tiete SA                                           Independent Power Producers &
                                                                            Energy Traders              2,507,027         26,385,290
             Companhia de Bebidas das Americas (AmBev)                        Beverages                   759,518         54,219,140
             Itau Unibanco Holding SA, ADR                                 Commercial Banks             3,152,672         63,526,341
             Natura Cosmeticos SA                                         Personal Products             2,813,746         50,731,742
             Souza Cruz SA                                                     Tobacco                    799,129         28,054,409
                                                                                                                    ----------------
                                                                                                                         222,916,922
                                                                                                                    ----------------
             CHINA 11.8%
(a)          Aluminum Corp. of China Ltd., H                               Metals & Mining             31,470,675         34,353,795
             Angang Steel Co. Ltd., H                                      Metals & Mining              8,516,000         15,999,092
             China Coal Energy Co., H                                Oil, Gas & Consumable Fuels       26,703,000         34,937,861
             China Mobile Ltd.                                        Wireless Telecommunication
                                                                               Services                 4,017,500         39,190,064
             China Molybdenum Co. Ltd., H                                  Metals & Mining             13,720,287         10,993,933
             China Petroleum and Chemical Corp., H                   Oil, Gas & Consumable Fuels        4,944,710          4,204,599
             China Shipping Development Co. Ltd., H                             Marine                 10,686,000         13,512,619
             CNOOC Ltd.                                              Oil, Gas & Consumable Fuels       12,598,307         16,938,627
             Denway Motors Ltd.                                              Automobiles               51,980,521         23,139,716
(a)          Hidili Industry International Development Ltd.                Metals & Mining             35,426,000         33,140,452
             Lonking Holdings Ltd.                                            Machinery                11,890,000          6,811,819
             PetroChina Co. Ltd., H                                  Oil, Gas & Consumable Fuels       89,662,902        101,348,003
             Soho China Ltd.                                           Real Estate Management &
                                                                             Development                6,780,500          3,630,848
                                                                                                                    ----------------
                                                                                                                         338,201,428
                                                                                                                    ----------------
             HONG KONG 1.5%
             Dairy Farm International Holdings Ltd.                    Food & Staples Retailing         4,222,262         25,249,127
(a)          GOME Electrical Appliances Holdings Ltd.                      Specialty Retail             8,579,000          2,291,423
             VTech Holdings Ltd.                                       Communications Equipment         1,891,000         16,287,000
                                                                                                                    ----------------
                                                                                                                          43,827,550
                                                                                                                    ----------------
             HUNGARY 3.2%
(a)          MOL Hungarian Oil and Gas Nyrt.                         Oil, Gas & Consumable Fuels          187,322         15,639,421
(a)          OTP Bank Ltd.                                                 Commercial Banks             2,683,604         76,559,864
                                                                                                                    ----------------
                                                                                                                          92,199,285
                                                                                                                    ----------------
             INDIA 9.6%
             GAIL India Ltd.                                                Gas Utilities               3,520,539         26,462,122
             Grasim Industries Ltd.                                     Construction Materials             71,600          4,152,380
             Hindalco Industries Ltd.                                      Metals & Mining             11,702,934         31,589,464
             Infosys Technologies Ltd.                                       IT Services                  554,455         26,812,693
             National Aluminium Co. Ltd.                                   Metals & Mining              1,283,378          9,354,800
             Oil & Natural Gas Corp. Ltd.                            Oil, Gas & Consumable Fuels        2,092,240         51,338,446
(a, b)       Oil India Ltd., Reg S                                   Oil, Gas & Consumable Fuels           23,982            573,011
             Sesa Goa Ltd.                                                 Metals & Mining              5,526,570         30,703,810
             Steel Authority of India Ltd.                                 Metals & Mining              4,238,764         15,162,228
(c)          Tata Chemicals Ltd.                                              Chemicals                 2,536,132         14,929,362
             Tata Consultancy Services Ltd.                                  IT Services                4,836,030         62,746,311
                                                                                                                    ----------------
                                                                                                                         273,824,627
                                                                                                                    ----------------
             INDONESIA 2.7%
             PT Astra International Tbk                                      Automobiles               11,513,000   $     39,809,077

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

             PT Bank Central Asia Tbk                                      Commercial Banks            37,254,500         17,864,392
             PT Telekomunikasi Indonesia, B                         Diversified Telecommunication
                                                                               Services                23,431,500         21,014,254
                                                                                                                    ----------------
                                                                                                                          78,687,723
                                                                                                                    ----------------
             ISRAEL 0.7%
(a, d)       Taro Pharmaceutical Industries Ltd.                           Pharmaceuticals              2,155,198         19,827,822
                                                                                                                    ----------------
             KUWAIT 0.1%
             National Mobile Telecommunications Co.                   Wireless Telecommunication
                                                                               Services                   515,000          2,730,856
                                                                                                                    ----------------
             MEXICO 5.5%
             America Movil SAB de CV, L, ADR                          Wireless Telecommunication
                                                                               Services                 1,495,870         65,563,982
             Grupo Televisa SA                                                  Media                   7,904,354         29,246,212
             Kimberly Clark de Mexico SAB de CV, A                        Household Products            9,399,374         39,004,904
             Telefonos de Mexico SAB de CV, (TelMex) L, ADR         Diversified Telecommunication
                                                                               Services                   408,140          7,117,962
             Wal-Mart de Mexico SAB de CV, V                           Food & Staples Retailing         4,913,571         17,037,183
                                                                                                                    ----------------
                                                                                                                         157,970,243
                                                                                                                    ----------------
             PAKISTAN 1.4%
(a)          Faysal Bank Ltd.                                              Commercial Banks                89,500             14,096
             MCB Bank Ltd.                                                 Commercial Banks             7,413,929         19,658,166
             Oil & Gas Development Co. Ltd.                          Oil, Gas & Consumable Fuels       10,560,200         13,586,378
             Pakistan Telecommunications Corp., A                   Diversified Telecommunication
                                                                               Services                27,591,719          6,654,522
                                                                                                                    ----------------
                                                                                                                          39,913,162
                                                                                                                    ----------------
             PERU 0.3%
             Credicorp Ltd.                                                Commercial Banks               125,200          9,735,552
                                                                                                                    ----------------
             POLAND 0.0%(e)
(a)          Polnord SA                                               Construction & Engineering           97,854          1,253,291
                                                                                                                    ----------------
             QATAR 0.7%
             Commercial Bank of Qatar                                      Commercial Banks               130,930          2,876,476
             Qatar National Bank                                           Commercial Banks               379,250         15,736,990
                                                                                                                    ----------------
                                                                                                                          18,613,466
                                                                                                                    ----------------
             RUSSIA 13.1%
(a)          Bank of Moscow                                                Commercial Banks                26,995            637,384
             Gazprom, ADR                                            Oil, Gas & Consumable Fuels        2,451,300         57,948,732
             Gazprom, ADR (London Exchange)                          Oil, Gas & Consumable Fuels        1,150,836         26,768,445
             LUKOIL Holdings, ADR                                    Oil, Gas & Consumable Fuels          392,779         21,543,928
             LUKOIL Holdings, ADR (London Exchange)                  Oil, Gas & Consumable Fuels        1,189,579         64,475,182
(a)          Mining and Metallurgical Co. Norilsk Nickel, ADR              Metals & Mining              3,313,700         41,421,250
             Mobile TeleSystems                                       Wireless Telecommunication
                                                                               Services                 2,517,800         17,021,397
             Mobile TeleSystems, ADR                                  Wireless Telecommunication
                                                                               Services                   674,400         32,553,288
             Rosneft Oil Co., GDR                                    Oil, Gas & Consumable Fuels          867,000          6,528,510
(a)          RusHydro                                                     Electric Utilities          237,099,569          8,235,559
(a)          RusHydro, ADR                                                Electric Utilities              611,200          2,096,416
             Sberbank RF                                                   Commercial Banks            19,960,300         39,720,997
             Sibirtelecom                                           Diversified Telecommunication      53,840,000          1,832,457
                                                                               Services
             TNK-BP                                                  Oil, Gas & Consumable Fuels       20,839,920         34,281,669
(a, b)       Uralkali, GDR, Reg S                                             Chemicals                   633,800         11,978,820
             Vsmpo-Avisma Corp.                                            Metals & Mining                 14,200          1,044,113
(a)          Wimm-Bill-Dann Foods                                           Food Products                 185,300          7,028,734
                                                                                                                    ----------------
                                                                                                                         375,116,881
                                                                                                                    ----------------
             SINGAPORE 0.4%
             Fraser and Neave Ltd.                                     Industrial Conglomerates         4,013,617         11,312,385
                                                                                                                    ----------------
             SOUTH AFRICA 5.4%
             Lewis Group Ltd.                                              Specialty Retail             2,079,463         15,363,744
             MTN Group Ltd.                                           Wireless Telecommunication
                                                                               Services                 1,343,494         21,850,448
             Naspers Ltd., N                                                    Media                     994,866         33,999,368
             Pretoria Portland Cement Co. Ltd.                          Construction Materials            201,714            910,473
             Remgro Ltd.                                            Diversified Financial Services      2,184,297   $     25,767,754
             Standard Bank Group Ltd.                                      Commercial Banks             3,078,216         39,817,414

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

             Tiger Brands Ltd.                                              Food Products                 826,136         16,554,619
                                                                                                                    ----------------
                                                                                                                         154,263,820
                                                                                                                    ----------------
             SOUTH KOREA 7.2%
             CJ Internet Corp.                                                  Media                     365,633          4,040,144
             GS Engineering & Construction Corp.                      Construction & Engineering          422,479         33,108,852
             GS Holdings Corp.                                       Oil, Gas & Consumable Fuels          414,279         11,496,991
             Hyundai Development Co.                                  Construction & Engineering          477,870         17,384,476
             Kangwon Land Inc.                                      Hotels, Restaurants & Leisure       1,717,664         25,403,615
             Samsung Electronics Co. Ltd.                           Semiconductors & Semiconductor
                                                                              Equipment                    59,662         41,329,817
(a)          Shinhan Financial Group Co. Ltd.                              Commercial Banks               883,858         35,309,244
             SK Energy Co. Ltd.                                      Oil, Gas & Consumable Fuels          348,875         37,363,578
                                                                                                                    ----------------
                                                                                                                         205,436,717
                                                                                                                    ----------------
             SWEDEN 1.2%
             Oriflame Cosmetics SA, SDR                                   Personal Products               661,514         33,874,405
                                                                                                                    ----------------
             TAIWAN 2.4%
             MediaTek Inc.                                          Semiconductors & Semiconductor
                                                                              Equipment                   563,705          9,443,534
             President Chain Store Corp.                               Food & Staples Retailing        16,271,114         40,073,880
             Siliconware Precision Industries Co.                   Semiconductors & Semiconductor
                                                                              Equipment                 2,779,000          3,943,323
             Taiwan Semiconductor Manufacturing Co. Ltd.            Semiconductors & Semiconductor
                                                                              Equipment                 7,305,343         14,727,133
                                                                                                                    ----------------
                                                                                                                          68,187,870
                                                                                                                    ----------------
             THAILAND 2.8%
             Kasikornbank Public Co. Ltd., fgn.                            Commercial Banks             2,900,000          7,631,579
             PTT Exploration and Production Public Co. Ltd., fgn.    Oil, Gas & Consumable Fuels        2,677,700         11,570,803
             PTT Public Co. Ltd., fgn.                               Oil, Gas & Consumable Fuels        4,257,000         33,353,290
             Thai Beverages Co. Ltd., fgn.                                    Beverages               157,351,598         27,927,940
                                                                                                                    ----------------
                                                                                                                          80,483,612
                                                                                                                    ----------------
             TURKEY 4.2%
             Akbank TAS                                                    Commercial Banks             8,644,664         50,048,208
             Anadolu Efes Biracilik Ve Malt Sanayii AS                        Beverages                 1,210,882         13,205,620
             Tupras-Turkiye Petrol Rafinerileri AS                   Oil, Gas & Consumable Fuels        2,063,136         34,166,849
             Turkcell Iletisim Hizmetleri AS                          Wireless Telecommunication
                                                                               Services                 3,356,919         23,954,587
                                                                                                                    ----------------
                                                                                                                         121,375,264
                                                                                                                    ----------------
             UNITED ARAB EMIRATES 0.6%
(a)          Emaar Properties PJSC                                     Real Estate Management &
                                                                             Development               13,682,806         15,087,016
             National Bank of Abu Dhabi                                    Commercial Banks               790,000          2,914,335
                                                                                                                    ----------------
                                                                                                                          18,001,351
                                                                                                                    ----------------
             UNITED KINGDOM 3.1%
(a)          Anglo American PLC                                            Metals & Mining              1,737,388         55,213,337
             Antofagasta PLC                                               Metals & Mining              2,292,783         27,789,564
             HSBC Holdings PLC                                             Commercial Banks               423,555          4,913,238
                                                                                                                    ----------------
                                                                                                                          87,916,139
                                                                                                                    ----------------
             TOTAL COMMON STOCKS (COST $1,844,261,718)                                                                 2,531,802,758
                                                                                                                    ----------------
             DIRECT EQUITY INVESTMENTS (COST $2,706,336) 0.2%
             HONG KONG 0.2%
(a, d, f, g) Mayfair Hanoi, Ltd., 37.5%, equity owned through          Real Estate Management &
             HEA Holdings Ltd., a wholly owned investment                    Development                       --          4,834,975
                                                                                                                    ----------------
             PREFERRED STOCKS 10.1%
             BRAZIL 9.5%
             Banco Bradesco SA, ADR, pfd.                                  Commercial Banks             1,679,341         33,402,092
             Itausa - Investimentos Itau SA, pfd.                          Commercial Banks             4,431,557         26,808,663
             Petroleo Brasileiro SA, ADR, pfd.                       Oil, Gas & Consumable Fuels        2,762,440   $    108,591,516

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

             Vale SA, ADR, pfd., A                                         Metals & Mining              5,048,911        103,553,165
                                                                                                                    ----------------
                                                                                                                         272,355,436
                                                                                                                    ----------------
             CHILE 0.6%
             Embotelladora Andina SA, pfd., A                                 Beverages                 6,988,028         17,541,571
                                                                                                                    ----------------
             TOTAL PREFERRED STOCKS (COST $122,163,034)                                                                  289,897,007
                                                                                                                    ----------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
                (COST $1,969,131,088)                                                                                  2,826,534,740
                                                                                                                    ----------------
             SHORT TERM INVESTMENTS (COST $37,156,703) 1.3%
             MONEY MARKET FUNDS 1.3%
             UNITED STATES 1.3%
(h)          Institutional Fiduciary Trust Money Market
                Portfolio, 0.00%                                                                       37,156,703         37,156,703
                                                                                                                    ----------------
             TOTAL INVESTMENTS (COST $2,006,287,791) 99.9%                                                             2,863,691,443
             OTHER ASSETS, LESS LIABILITIES 0.1%                                                                           4,267,872
                                                                                                                    ----------------
             NET ASSETS 100.0%                                                                                      $  2,867,959,315
                                                                                                                    ----------------

PORTFOLIO ABBREVIATIONS

ADR   American Depository Receipt
GDR   Global Depository Receipt
SDR   Swedish Depository Receipt

(a)  Non-income producing.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $12,551,831, representing 0.44% of net assets.

(c)  A portion or all of the security purchased on a delayed delivery basis.

(d)  See Note 5 regarding holdings of 5% voting securities.

(e)  Rounds to less than 0.1% of net assets.

(f)  See Note 4 regarding restricted securities.

(g)  See Note 6 regarding other considerations.

(h) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At September 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $2,039,272,682
                                             ==============
Unrealized appreciation                      $  920,566,021
Unrealized depreciation                         (96,147,260)
                                             --------------
Net unrealized appreciation (depreciation)   $  824,418,761
                                             ==============

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

4. RESTRICTED SECURITIES

At September 30, 2009, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

                                                                ACQUISITION
SHARES   ISSUER                                                     DATE         COST         VALUE
------   ------                                                 -----------   ----------   ----------
  --     Mayfair Hanoi, Ltd., 37.5%, equity owned through HEA
            Holdings Ltd.
            TOTAL RESTRICTED SECURITIES (0.17% of Net Assets)     10/31/96    $2,706,336   $4,834,975
                                                                                           ----------

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended September 30, 2009, were as shown below.

                                                                       NUMBER OF
                                NUMBER OF                               SHARES
                               SHARES HELD                            HELD AT END     VALUE AT                    REALIZED
                              AT BEGINNING     GROSS       GROSS           OF          END OF     INVESTMENT      CAPITAL
NAME OF ISSUER                  OF PERIOD    ADDITIONS   REDUCTIONS    OF PERIOD     OF PERIOD       INCOME     GAIN (LOSS)
--------------                ------------   ---------   ----------   -----------   -----------   -----------   -----------
CONTROLLED AFFILIATES(a)
Mayfair Hanoi, Ltd., 37.5%,
   equity owned through
   HEA Holdings Ltd.                    --          --       --(b)             --   $ 4,834,975       $--           $--
NON-CONTROLLED AFFILIATES
Taro Pharmaceutical
   Industries Ltd.               1,380,656     774,542       --         2,155,198    19,827,822        --            --
                                                                                    -----------       ---           ---
   TOTAL AFFILIATED
      SECURITIES (0.86% of
      Net Assets)                                                                   $24,662,797       $--           $--
                                                                                    ===========       ===           ===

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

(b) During the period, the issuer redeemed a portion of the investment in the amount of $1,741,250.

6. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                         LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
                                     --------------   ----------   ----------   --------------
ASSETS:
Investments in Securities
   Equity Investments:(a)
      Russia                         $  374,072,768   $1,044,113   $       --   $  375,116,881
      Other Equity Investments(b)     2,446,582,884           --           --    2,446,582,884
   Direct Equity Investments                     --           --    4,834,975
   Short Term Investments                37,156,703           --           --       37,156,703
                                     --------------   ----------   ----------   --------------
   Total Investments in Securities   $2,857,812,355   $1,044,113   $4,834,975   $2,863,691,443
                                     --------------   ----------   ----------   --------------

(a) Includes common and preferred stock as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

At September 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                                                                  NET CHANGE
                                                                                                                      IN
                                                                                                                  UNREALIZED
                                                          NET CHANGE                                             APPRECIATION
                                                NET           IN                                                (DEPRECIATION)
                                             REALIZED     UNREALIZED        NET        TRANSFER                    ON ASSETS
                                 BEGINNING     GAIN      APPRECIATION    PURCHASES     IN (OUT)      ENDING         HELD AT
                                  BALANCE     (LOSS)    (DEPRECIATION)    (SALES)     OF LEVEL 3     BALANCE      PERIOD END
                                ----------   --------   --------------  -----------   ----------   ----------   ---------------
ASSETS
Investments in Securities
   Direct Equity Investments:
      Hong Kong                 $6,182,235      $--        $393,990     $(1,741,250)      $--      $4,834,975      $393,990
                                ----------      ---        --------     -----------       ---      ----------      --------
Total Investments in
   Securities                   $6,182,235      $--        $393,990     $(1,741,250)      $--      $4,834,975      $393,990
                                ----------      ---        --------     -----------       ---      ----------      --------

8.  SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through November 20, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST


By /s/LAURA F. FERGERSON
 -----------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
     Date  November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
 -----------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
     Date  November 25, 2009

By /s/MARK H. OTANI
-------------------------------
   Mark H. Otani
   Chief Financial Officer and
   Chief Accounting Officer
     Date  November 25, 2009